                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F

                             Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2000
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         McCarthy Group Asset Management, Inc.
                 -------------------------------------
   Address:      1125 South 103rd Street, Suite 450
                 -------------------------------------
                 Omaha, Nebraska
                 -------------------------------------
                 68124
                 -------------------------------------

Form 13F File Number: 28-05489
                         ---------------------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Richard L. Jarvis
         -------------------------------
Title:   President
         -------------------------------
Phone:   (402) 393-8281
         -------------------------------

Signature, Place, and Date of Signing:

  /s/ Richard L. Jarvis            Omaha, Nebraska     05/11/00
-------------------------------    -----------------   -------------
[Signature]                        [City, State]       [Date]

Report Type (Check only one.):

    /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    / / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    / / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

   List of Other Managers Reporting for this Manager:
   [If there are no entries in this list, omit this section.]

        Form 13F File Number        Name
        28-
           ---------------          ------------------------------------
[Repeat as necessary.]

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                              -0-
                                                           --------------------

Form 13F Information Table Entry Total:                         138
                                                           --------------------

Form 13F Information Table Value Total:                    $117,703
                                                           --------------------
                                                                    (thousands)


List of Other Included Managers:  NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number         Name
               28-
     ------       -----------------         ---------------------------------
     [Repeat as necessary.]


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

                                                     FORM 13F INFORMATION TABLE

             COLUMN 1                COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6   COLUMN 7          COLUMN 8
--------------------------------- ---------------- --------- -------- ----------------- ---------- --------- ----------------------
                                                              VALUE   SHRS OR  SH/ PUT/  INVSTMNT   OTHER         VOTING AUTHORITY
          NAME OF ISSUER           TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL  DSCRETN   MANAGERS   SOLE    SHARED   NONE
--------------------------------- ---------------- --------- -------- -------- --- ---- ---------- --------- -------- -------- ----
AAR Corp                               COM         000361105   1442      86388 SH       Defined                 81123          5265
Acceptance Insurance Companies         COM         004308102   4206     773429 SH       Defined                773426
ACNielsen Corp                         COM         004833109   2056      91378 SH       Defined                 87368          4010
Albertson's Inc.                       COM         013104104    965      31250 SH       Defined                 31250
Allegheny Technologies, Inc.           COM         01741r102    211      10494 SH       Defined                 10494
Allstate Corp                          COM         020002101   1178      49450 SH       Defined                 49450
American Financial Holdings, Inc.      COM         026075101    856      70965 SH       Defined                 65575          5390
American International Group           COM         026874107    924       8440 SH       Defined                  8065           375
Arctic Cat Inc.                        COM         039670104    260      25400 SH       Defined                 25400
Arrow International                    COM         042764100    260       8300 SH       Defined                  8300
Artesyn Technologies                   COM         043127109    427      22541 SH       Defined                 22541
Astec Industries, Inc.                 COM         046224101    303      11400 SH       Defined                 11400
Avatar Holdings Inc. CV                CONV        053494AD2   1289    1440000 PRN      Defined               1440000
Bay View Capital Corp                  COM         072621101    904     120539 SH       Defined                120539
BE Aerospace, Inc.                     COM         073302101    799     135975 SH       Defined                128595          7380
Becton Dickinson & Co.                 COM         075887109    366      13920 SH       Defined                 13920
Berkshire Hathaway, Inc. CI B          COM         084670207   2477       1361 SH       Defined                  1242           119
Bestfoods                              COM         08658u101    426       9100 SH       Defined                  9100
Black & Decker Corp                    COM         091797100   1500      39945 SH       Defined                 39945
BNCCORP, Inc.                          COM         055936108    367      56429 SH       Defined                 56429
Bristol Myers Squibb Co.               COM         110122108    821      14154 SH       Defined                 14154
Callaway Golf Company                  COM         131193104    155      10000 SH       Defined                 10000
Capital Automotive REIT                COM         139733109    913      76090 SH       Defined                 76090
Careside, Inc.                         COM         141728105    214      19230 SH       Defined                 19230
Carnival Cruise Lines - CI A           COM         143658102   1062      42793 SH       Defined                 40243          2550
Catellus Development Corporation       COM         149111106    675      48660 SH       Defined                 44820          3840
Claire's Stores Inc.                   COM         179584107    241      12000 SH       Defined                 12000
Clarion Com'l Holdings CI A            COM         18051W109    115      20000 SH       Defined                 20000
Conagra Inc                            COM         205887102    199      10968 SH       Defined                 10968
Conmed Corp                            COM         207410101    243       9700 SH       Defined                  9700
Cooper Tire & Rubber                   COM         216831107    187      14900 SH       Defined                 14900
Countrywide Credit Industries, Inc.    COM         222372104   1365      50109 SH       Defined                 44589          5520
Covance, Inc.                          COM         222816100    248      23050 SH       Defined                 23050
Cox Communications, Inc CI A           COM         224044107    498      10273 SH       Defined                 10273
Cytec Inds Inc                         COM         232820100    211       6900 SH       Defined                  6900
Dentsply Intl Inc New                  COM         249030107    400      14100 SH       Defined                 14100
Ecolab Inc                             COM         278865100    356       9690 SH       Defined                  7260          2430
EMCOR Group, Inc.                      COM         29084q100    210      10000 SH       Defined                 10000
Emerson Electric Co                    COM         291011104    459       8645 SH       Defined                  8645
Evertrust Financial Group, Inc         COM         300412103   2030     206886 SH       Defined                199136          7750
Excel Legacy Corp                      COM         300665106    162      48100 SH       Defined                 48100
Fannie Mae                             COM         313586109    420       7425 SH       Defined                  7425
FDX Corp                               COM         31428x106    980      25242 SH       Defined                 25242
Fleming Companies Inc.                 COM         339130106    319      21200 SH       Defined                 21200
Freddie Mac                            COM         313400301   2375      53740 SH       Defined                 52650          1090
Gannett Co Inc                         COM         364730101    440       6255 SH       Defined                  6255
Gillette Company                       COM         375766102    685      18180 SH       Defined                 17180          1000
GreenPoint Financial Corp.             COM         395384100   1029      52417 SH       Defined                 52417
H & R Block Inc.                       COM         093671105    866      19341 SH       Defined                 19341
H J Heinz Co                           COM         423074103    321       9190 SH       Defined                  9190
Hershey Foods Corp                     COM         427866108    370       7590 SH       Defined                  7590
Hillenbrand Industries                 COM         431573104   1164      34238 SH       Defined                 34238
Horace Mann Educators                  COM         440327104   1004      54455 SH       Defined                 49925          4530
Humphrey Hospitality Trust, Inc.       COM         445467103    372      55573 SH       Defined                 55573
IHOP Corp                              COM         449623107   1794     128141 SH       Defined                122821          5320
Inacom Corp                            COM         45323g109    129      46850 SH       Defined                 46850
Insurance Auto Auctions, Inc.          COM         457875102    424      25150 SH       Defined                 20850          4300
Intel Corp.                            COM         458140100    833       6310 SH       Defined                  5810           500
International Flavors & Fragrances     COM         459506101   1055      30097 SH       Defined                 30097



                                                     FORM 13F INFORMATION TABLE (Cont.)

             COLUMN 1                COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6   COLUMN 7          COLUMN 8
--------------------------------- ---------------- --------- -------- ----------------- ---------- --------- ----------------------
                                                                                          VOTING AUTHORITY
                                                                                         ------------------
                                                              VALUE   SHRS OR  SH/ PUT/  INVSTMNT   OTHER
          NAME OF ISSUER           TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL  DSCRETN   MANAGERS   SOLE    SHARED   NONE
--------------------------------- ---------------- --------- -------- -------- --- ---- ---------- --------- -------- -------- ----
International Home Foods, Inc         COM          459655106    720   45000    SH        Defined                45000
Interpublic Group Cos Inc             COM          460690100    702   14860    SH        Defined                14860
ITT Educational Services, Inc.        COM          45068b109   1540   96237    SH        Defined                90577          5660
Jostens, Inc.                         COM          481088102   1215   49833    SH        Defined                49833
Justin Industries                     COM          482171105    240   13348    SH        Defined                13348
Key Energy Group CV                   CONV         492914AF3   1690 2265000    PRN       Defined              2265000
Kimball Intl CI B                     COM          494274103    521   47350    SH        Defined                45850          1500
Knight-Ridder Inc.                    COM          499040103    539   10515    SH        Defined                 9845           670
Level 3 Communications, Inc.          COM          52729n100   2679   25338    SH        Defined                              25338
Lilly Industries, Inc. CI A           COM          532491107    221   17870    SH        Defined                17870
Lincoln Bancorp Ind Com               COM          532879103    248   25000    SH        Defined                25000
Lincoln Electric Holdings             COM          533900106   2340   96728    SH        Defined                96728
M & F Worldwide Corp.                 COM          552541104    180   41100    SH        Defined                35800          5300
Mattel, Inc                           COM          577081102    460   43775    SH        Defined                35705          8070
McCormick & Co.                       COM          579780206   1919   59491    SH        Defined                59491
McDonald's Corp.                      COM          580135101    949   25380    SH        Defined                25380
MCI Worldcom Inc                      COM          552688106    720   15879    SH        Defined                12600          3279
McKesson HBOC Inc                     COM          58155q103   1179   56138    SH        Defined                56138
MediaOne Group, Inc.                  COM          58440j104   2022   24966    SH        Defined                24966
Merck & Co.                           COM          589331107    240    3865    SH        Defined                 2865          1000
Microsoft Corp                        COM          594918104    638    6000    SH        Defined                 5600           400
Midas, Inc.                           COM          595626102    246   10268    SH        Defined                10268
Minnesota Power, Inc.                 COM          604110106    843   50700    SH        Defined                50700
MMI Companies Inc                     COM          553087107    247   25000    SH        Defined                25000
MONY Group, Inc.                      COM          615337102    306    9470    SH        Defined                 8700           770
Nasdaq-100 Index Shares               COM          631100104    964    8800    SH        Defined                 8800
North Fork Bancorporation             COM          659424105   1659   92822    SH        Defined                92822
Northland Cranberries Inc CI A        COM          666499108     63   11630    SH        Defined                11630
Novastar Financial, Inc.              COM          669947400   3167  873600    SH        Defined               873600
Parker Drilling CV                    CONV         701081AD3   2344 3120000    PRN       Defined              3120000
Paxar Corporation                     COM          704227107    208   21600    SH        Defined                21600
Penn Treaty American Corp             COM          707874103    736   44100    SH        Defined                44100
Pep Boys - Manny, Moe & Jack          COM          713278109    148   24940    SH        Defined                20620          4320
Phoenix Investment Partners Ltd.      COM          719085102    206   26610    SH        Defined                26610
Possis Medical Inc                    COM          737407106    148   14900    SH        Defined                14900
R.H. Donnelley Corp                   COM          74955w307   1884  110799    SH        Defined               106799          4000
RCN Corp                              COM          749361101    377    7000    SH        Defined                 6000          1000
Redwood Trust, Inc.                   COM          758075402   1972  133100    SH        Defined               122500         10600
Rent-Way Inc.                         COM          76009u104    846   43383    SH        Defined                43383
Republic Services, Inc.               COM          760759100   1543  141115    SH        Defined               133950          7165
Reynolds & Reynolds - CL A            COM          761695105   1766   65405    SH        Defined                65405
RLI Corp                              COM          749607107    664   19834    SH        Defined                19834
Rollins Inc.                          COM          775711104    583   39175    SH        Defined                39175
Roslyn Bancorp, Inc.                  COM          778162107   2246  126091    SH        Defined               126091
SBC Communications, Inc.              COM          78387g103    354    8396    SH        Defined                 7516           880
Schulman A Inc                        COM          808194104    253   19100    SH        Defined                19100
Service Corporation International     COM          817565104    366  122094    SH        Defined               116809          5285
Somanetics Corp New                   COM          834445405    165   30000    SH        Defined                30000
SPSS, Inc.                            COM          78462k102    459   14460    SH        Defined                14460
Standard & Poor's 500 Dep Receipts    COM          78462f103   3576   23781    SH        Defined                23781
Stewart Enterprises Inc CI. A         COM          860370105    331   67100    SH        Defined                50000         17100
Superior Industries Intl, Inc.        COM          868168105    523   16500    SH        Defined                16500
Swift Energy CV                       CONV         870738AB7   2434 2770000    PRN       Defined              2770000
Telephone And Data Systems, Inc.      COM          879433100    273    2460    SH        Defined                 1860           600
Templeton Dragon Fund Inc.            COM          88018t101    230   25700    SH        Defined                25700
The Scotts Company CI. A              COM          810186106    734   17471    SH        Defined                16601           870
Thermo Instr Sys CV                   CONV         883559AE6   2328 2680000    PRN       Defined              2680000
Torchmark Corp                        COM          891027104    714   30868    SH        Defined                30868
Trenwick Group Inc                    COM          895290104    344   24375    SH        Defined                24375
Tricon Global Restaurants             COM          895953107    467   15021    SH        Defined                15021
Troy Finl Corp Com                    COM          897329108    513   50000    SH        Defined                50000
U.S. Bancorp                          COM          902973106    956   43689    SH        Defined                28689         15000
U.S. Industries, Inc.                 COM          912080108   1728  156223    SH        Defined               151423          4800
UCAR International                    COM          90262k109   1296   98241    SH        Defined                91261          6980
United Dominion Rlty Tr               COM          910197102    127   12600    SH        Defined                12600
Universal Foods                       COM          913538104    734   34331    SH        Defined                34331
Universal Stainless & Alloy           COM          913837100    384   53000    SH        Defined                53000


                                                     FORM 13F INFORMATION TABLE (Cont.)

             COLUMN 1                COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6   COLUMN 7          COLUMN 8
--------------------------------- ---------------- --------- -------- ----------------- ---------- --------- ----------------------
                                                              VALUE   SHRS OR  SH/ PUT/  INVSTMNT   OTHER         VOTING AUTHORITY
          NAME OF ISSUER           TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL  DSCRETN   MANAGERS   SOLE    SHARED   NONE
--------------------------------- ---------------- --------- -------- -------- --- ---- ---------- --------- -------- -------- ----
Utah Medical Products Inc             COM          917488108      234   31222  SH        Defined               31222
Valassis Communications Inc           COM          918866104      985   29559  SH        Defined               29559
Vesta Insurance Group                 COM          925391104      625  100000  SH        Defined              100000
Washington Mutual, Inc.               COM          939322103     1260   47564  SH        Defined               47564
Waste Management, Inc.                COM          941061109     1667  121783  SH        Defined              112943           8840
Wausau-Mosinee Paper Corporation      COM          943315101      326   25200  SH        Defined               25200
WEBS - Malaysia                       COM          92923H871      229   32950  SH        Defined               32950
West Teleservices Corporation         COM          956188106      258   10000  SH        Defined               10000
Western Gas Resources, Inc.           COM          958259103      333   21000  SH        Defined               21000
Western Resources, Inc.               COM          959425109      291   18400  SH        Defined               18400
Whitman Corp                          COM          96647r107      292   20965  SH        Defined               20965
Wisconsin Central Transportation      COM          976592105     1231  100469  SH        Defined               92219           8250
REPORT SUMMARY                               138 DATA RECORDS  117703          0   OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED